Intangible Assets - Additional Information (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Contractual commitments to acquire intangible assets	₽ 0	₽ 0